Note 8 Transfer between levels (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	€ 107	€ 596	€ 524
Transfers into Level 3 of fair value hierarchy, liabilities	0	3	0
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	107	596	524
Transfers into Level 3 of fair value hierarchy, liabilities	0	3	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	115	887	683
Transfers into Level 3 of fair value hierarchy, assets	0	34	1
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	68	1	0
Transfers into Level 3 of fair value hierarchy, assets	14	135	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	1,425	1,191	1,723
Transfers into Level 3 of fair value hierarchy, assets	17	21	0
Level 1 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	1,608	2,079	2,407
Transfers into Level 3 of fair value hierarchy, assets	31	190	1
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	461	36	239
Transfers out of level 2 into level 3	45	177	141
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	301	660	221
Level 2 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	0	0	25
Level 2 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	461	36	239
Transfers out of level 2 into level 3	346	837	387
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	1,238	89	1,909
Transfers out of level 2 into level 3	78	666	340
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	1	0	243
Transfers out of level 2 into level 3	0	70	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	1	0	123
Transfers out of level 2 into level 3	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	1,348	1,296	715
Transfers out of level 2 into level 3	12	205	0
Level 2 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	2,586	1,385	2,990
Transfers out of level 2 into level 3	90	941	340
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	11	1	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	380	372	258
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	121	262	55
Level 3 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	11	1	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	501	635	313
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	16	0	24
Transfers out of level 3 into level 2 of fair value hierarchy assets	199	497	911
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	35	0	53
Transfers out of level 3 into level 2 of fair value hierarchy assets	18	0	2
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	13	103	18
Transfers out of level 3 into level 2 of fair value hierarchy assets	170	243	83
Level 3 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	64	103	95
Transfers out of level 3 into level 2 of fair value hierarchy assets	€ 387	€ 740	€ 996